FINANCIAL OBLIGATIONS - Issued bonds by issued date and maturity date - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of deposits from financial obligations [abstract]
The amount of issued bonds due over 12 months	$ 24,634,287	$ 21,664,811